Warrant Liabilities (Details) (Warrant [Member], USD $)	1 Months Ended	12 Months Ended
	Jun. 25, 2013	Dec. 31, 2013
Warrant [Member]
Summary of assumptions used in connection with the valuation of warrants issued
Number of shares underlying the warrants	5,416,851	5,309,438
Exercise price	$ 1.65	$ 1.65
Volatility	140.00%	135.00%
Risk-free interest rate	1.49%	1.75%
Expected dividend yield	0.00%	0.00%
Expected warrant life (years)	5 years	4 years 6 months
Stock Price	$ 0.96	$ 1.80